Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting and Use of Estimates–The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. This requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Fair Value Measurements of Assets
Valuation of Investments in Master Trust–Investments of the Master Trust and the Plan's interest in the Master Trust are reported at fair value, with the exception of fully benefit-responsive investment contracts, which are presented at contract value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan and, thus, is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts.

Fair Value Measurements–The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy are described as follows:

•    Level 1–Pricing inputs are unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
•    Level 2–Pricing inputs are quoted prices for similar or identical assets or liabilities in active or inactive markets, either directly or indirectly observable, that reflect assumptions market participants would use to price the asset based on market data obtained from sources independent of the Plan. This may include matrix pricing, yield curves and indices. Other inputs are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (i.e., contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

•    Level 3–Pricing inputs include significant inputs that are generally less observable from objective sources. The inputs in the determination of fair value require significant Plan judgment or estimation.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for investments of the Master Trust measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

•    Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

•    Common Stock: As of December 31, 2025, the fair value of the common stock is based on the closing price as of the last day of the year of the stock on its primary exchange multiplied by the number of shares held in the fund.

•    WEC Common Stock Fund: Through December 31, 2024, valued at the daily NAV of the underlying investment as calculated by the Trustee. The NAV reflects the combined fair value of the underlying stock and fair value of the short-term cash position. The fair value of the common stock portion of the fund is based on the closing price as of the last day of the year of the stock on its primary exchange multiplied by the number of shares held in the fund. After determining the fair value of the stock portion of the fund, the fair value of the cash position, accrued dividends, expenses and/or other liabilities were calculated and the total (i.e., shareholder equity) was divided by the number of outstanding units.

•    Common Collective Trust Funds: Valued at the NAV of units of bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

Investment Income Recognition
Allocation of Master Trust–Net assets and investment income of the Master Trust are allocated to the participating plans based on their interest in each of the underlying participant-directed investments.

Investment Transactions and Investment Income–Investment transactions of the Plan and the Master Trust are recorded on the trade date. Interest is recorded as earned on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes gains and losses on investments bought and sold as well as held during the year.

Risks and Uncertainties–The Plan and the Master Trust provide for various investment options. Investments, in general, are exposed to various risks including, but not limited to, interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.

Administrative Expenses
Administrative Expenses–A flat amount is deducted quarterly from each participant's account to pay for the Plan's administrative expenses such as recordkeeping, communications, investment advisory, audit, reporting, and compliance costs. The Company pays the annual administrative expenses for which participant deductions were not sufficient; conversely, fees collected from participants in excess of the annual administrative costs are allocated back to participant accounts. Loan origination fees are paid by the borrowing participant and charged against the fund from which the borrowings are made. Investment-related expenses are included in the Plan interest in Master Trust net investment income.

Contributions
Contributions–Participant contributions become payable to the Plan on the pay date on which the contribution was deducted from the employee's pay. The Plan records employer contributions receivable when earned by the participants.

Payment of Benefits	Payment of Benefits–Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants
Notes Receivable from Participants–Notes receivable from participants are measured at their unpaid principal balance plus accrued interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Subsequent Events
Subsequent Events- Plan management has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through 5/28/2026, the date on which the financial statements were issued, and is not aware of any subsequent events that would require recognition or disclosure.